Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Property Plant and Equipment by Class of Assets
11.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1, 2017	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers (****)	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Additions	2		625	4,924	3	5,554
Additions to / review of estimates of decommissioning costs	—		—	—	25	25
Capitalized borrowing costs	—		—	986	—	986
Write-offs	(44)		(8)	(130)	(6)	(188)
Transfers (****)	234		1,618	(5,140)	3,878	590
Depreciation, amortization and depletion	(222)		(3,265)	—	(2,903)	(6,390)
Impairment recognition	—		(1)	(38)	—	(39)
Cumulative translation adjustment	(924)		(7,299)	(4,623)	(7,310)	(20,156)

Balance at June 30, 2018	5,711		66,672	38,500	46,149	157,032

Cost	8,674		117,406	38,500	77,186	241,766
Accumulated depreciation, amortization and depletion	(2,963)		(50,734)	—	(31,037)	(84,734)

Balance at June 30, 2018	5,711		66,672	38,500	46,149	157,032

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 27 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.

(****)	It includes transfers to/from assets held for sale.